Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,717	£ 1,741	£ 1,839
Distribution costs	38	43	47
Selling, marketing and product development costs	525	510	549
Administrative and other expenses	733	754	767
Reorganisation costs	0	(2)	0
Product development impairment	87	0	0
Other income	(32)	(40)	(41)
Total net operating expenses	1,351	1,265	1,322
Other net gains and losses	3	7	16
Total	£ 3,071	£ 3,013	£ 3,177